Non-Cash Transactions - Additional Information (Detail) - Array Biopharma - License Agreements - USD ($)	1 Months Ended	3 Months Ended
	Jan. 31, 2018	Mar. 31, 2019
Disclosure of non-cash transactions [line items]
Asset acquired amount	$ 23,000,000
Initial upfront payment	$ 12,000,000	$ 12,000,000
Other payables		$ 11,000,000